Equipment	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Equipment [Text Block]
7.	Equipment

	Furniture
	and	Computer
	Equipment	Equipment	Total

Cost:
At December 31, 2016	$14,249	$41,751	$56,000
Additions	-	-	-
Disposals	-	-	-
At December 31, 2017	14,249	41,751	56,000

Depreciation:
At December 31, 2016	9,849	30,831	40,680
Depreciation	880	3,275	4,155
At December 31, 2017	10,729	34,106	44,835
Net book value at December 31, 2017	$3,520	$7,645	$11,165

	Furniture
	and	Computer
	Equipment	Equipment	Total

Cost:
At December 31, 2015	$14,249	$41,751	$56,000
Additions	-	-	-
Disposals	-	-	-
At December 31, 2016	14,249	41,751	56,000

Depreciation:
At December 31, 2015	8,749	26,151	34,900
Depreciation	1,100	4,680	5,780
At December 31, 2016	9,849	30,831	40,680
Net book value at December 31, 2016	$4,400	$10,920	$15,320